Operating Segment Information - Schedule of segment assets and liabilities (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Segment assets	$ 10,526,290,287	$ 8,270,692,652
Segment liabilities	802,114,692	1,442,197,708
Operating segments [member]
Disclosure of operating segments [line items]
Segment assets	3,567,671,602	3,498,744,273
Segment liabilities	249,257,201	809,761,776
Operating segments [member] | Investment Banking [member]
Disclosure of operating segments [line items]
Segment assets	21,976,920	64,813,018
Operating segments [member] | Asset Management [member]
Disclosure of operating segments [line items]
Segment assets	265,452,001	539,713,339
Segment liabilities	249,257,201	492,039,337
Operating segments [member] | Strategic Investment [member]
Disclosure of operating segments [line items]
Segment assets	3,280,242,681	2,894,217,916
Segment liabilities	0	317,722,439
Unallocated amounts [member]
Disclosure of operating segments [line items]
Segment assets	6,958,618,685	4,771,948,379
Segment liabilities	$ 552,857,491	$ 632,435,932